Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust II
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000254839
Shareholder Report [Line Items]
Fund Name	GMO Beyond China ETF
Trading Symbol	BCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO Beyond China ETF for the period of February 13, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Beyond China ETF	$26	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period February 13, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%	[1]
Expenses Short Period Footnote [Text Block]	For the period February 13, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets ex-China Index is included for comparative purposes.

The GMO Beyond China ETF returned +9.03% (net) at net asset value (NAV) for the period from commencement of operations on February 13, 2025, until the end of the fiscal year on June 30, 2025, as compared with +13.04% for the MSCI Emerging Markets ex-China Index.

Relative to MSCI Emerging Markets ex-China, the portfolio underperformed from a mix of country allocation and stock selection decisions related to the theme of companies moving supply chains out of China. Country allocation detracted from a mix of overweight positions more exposed to the theme (e.g., Thailand and Indonesia) and underweight positioning toward countries less exposed to the theme (e.g., Korea). Areas of challenging stock selection included Consumer Discretionary, Korean Information Technology, Brazilian Industrials, and Taiwanese Information Technology.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO Beyond China ETF at NAV	MSCI Emerging Markets ex-China Index
02/13/2025	$10,000	$10,000
02/2025	$9,684	$9,696
03/2025	$9,650	$9,700
04/2025	$9,918	$10,075
05/2025	$10,446	$10,569
06/2025	$10,903	$11,304

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	Since 2/13/2025 (commencement of operations)Footnote Reference*
GMO Beyond China ETF at NAV	9.03%
MSCI Emerging Markets ex-China Index	13.04%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on February 13, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.65% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Performance Inception Date	Feb. 13, 2025
AssetsNet	$ 10,903,128
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 19,562
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,903,128
Number of Portfolio Holdings	98
Portfolio Turnover Rate	13%
Total Advisory Fees Paid, Net	$19,562

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Banks	23.6
Semiconductors & Semiconductor Equipment	16.4
Capital Goods	10.7
Technology Hardware & Equipment	9.9
Materials	8.4
Automobiles & Components	6.5
Real Estate Management & Development	5.0
Financial Services	3.8
Consumer Discretionary Distribution & Retail	3.5
Food, Beverage & Tobacco	3.2
Transportation	2.7
Consumer Durables & Apparel	2.1
Insurance	1.8
Commercial & Professional Services	1.2
Other (less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

India	31.0
Taiwan	22.1
South Korea	8.9
Mexico	7.2
Indonesia	6.5
Thailand	6.0
Vietnam	5.2
United Arab Emirates	3.2
Brazil	2.8
Poland	2.8
Turkey	2.1
Other (each less than 1%)	2.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254840
Shareholder Report [Line Items]
Fund Name	GMO International Quality ETF
Trading Symbol	QLTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO International Quality ETF for the period of October 29, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$41	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.60%	[2]
Expenses Short Period Footnote [Text Block]	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

The GMO International Quality ETF returned +2.82% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +14.27% for the MSCI World ex USA Index.

Relative to the MSCI World ex USA, sector allocation made a negative contribution this period. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Financials (underweight) and Health Care (overweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Health Care and Information Technology helped returns. Consumer Staples and Consumer Discretionary detracted from returns. Sector allocation was more significant than stock selection within sector.

Safran, SAP SE, and Ryanair Holdings made the largest positive impact while Novo Nordisk, LVMH, and Ashtead detracted.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO International Quality ETF at NAV	MSCI World ex USA Index
10/29/2024	$10,000	$10,000
10/2024	$9,706	$9,844
11/2024	$9,440	$9,868
12/2024	$9,158	$9,603
01/2025	$9,690	$10,081
02/2025	$9,738	$10,258
03/2025	$9,413	$10,199
04/2025	$9,818	$10,663
05/2025	$10,207	$11,165
06/2025	$10,282	$11,427

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Quality ETF at NAV	2.82%
MSCI World ex USA Index	14.27%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Performance Inception Date	Oct. 29, 2024
AssetsNet	$ 56,446,466
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 89,970
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,446,466
Number of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid, Net	$89,970

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	15.6
Food, Beverage & Tobacco	13.7
Semiconductors & Semiconductor Equipment	11.2
Capital Goods	11.1
Software & Services	9.1
Consumer Services	8.7
Household & Personal Products	8.5
Materials	5.7
Consumer Discretionary Distribution & Retail	4.4
Consumer Durables & Apparel	3.8
Health Care Equipment & Services	3.5
Commercial & Professional Services	2.4
Transportation	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

France	23.2
United Kingdom	14.3
Switzerland	9.9
Spain	9.2
Germany	9.1
Japan	5.9
Taiwan	5.4
Ireland	5.2
Netherlands	4.2
Denmark	3.7
Australia	2.4
Sweden	2.1
Finland	2.0
Mexico	2.0
Italy	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254841
Shareholder Report [Line Items]
Fund Name	GMO International Value ETF
Trading Symbol	GMOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO International Value ETF for the period of October 29, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$44	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.60%	[3]
Expenses Short Period Footnote [Text Block]	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

The GMO International Value ETF returned +17.09% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +17.76% for the MSCI World ex USA Value Index.

Since inception stock selection within Financials added value, but this was more than offset by sector allocation decisions including overweight positioning toward Health Care and Consumer Discretionary.

Other areas where deep value stock selection detracted from performance included overweight positioning toward Australian Materials and French Energy, as well as underweight positioning toward Japanese Financials.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO International Value ETF at NAV	MSCI World ex USA Index	MSCI World ex USA Value Index
10/29/2024	$10,000	$10,000	$10,000
10/2024	$9,852	$9,844	$9,874
11/2024	$9,732	$9,868	$9,872
12/2024	$9,532	$9,603	$9,660
01/2025	$9,930	$10,081	$10,117
02/2025	$10,434	$10,258	$10,453
03/2025	$10,674	$10,199	$10,654
04/2025	$10,902	$10,663	$11,092
05/2025	$11,455	$11,165	$11,552
06/2025	$11,709	$11,427	$11,776

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO International Value ETF at NAV	17.09%
MSCI World ex USA Index	14.27%
MSCI World ex USA Value Index	17.76%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.60% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Performance Inception Date	Oct. 29, 2024
AssetsNet	$ 163,053,870
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 327,330
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$163,053,870
Number of Portfolio Holdings	172
Portfolio Turnover Rate	25%
Total Advisory Fees Paid, Net	$327,330

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Banks	25.6
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Energy	9.8
Capital Goods	9.5
Materials	8.3
Automobiles & Components	8.0
Insurance	5.6
Telecommunication Services	3.9
Financial Services	3.3
Transportation	3.2
Food, Beverage & Tobacco	2.3
Consumer Durables & Apparel	2.0
Real Estate Management & Development	2.0
Consumer Staples Distribution & Retail	1.5
Other (less than 1%)	3.7
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

Japan	20.0
Canada	14.2
France	11.3
United Kingdom	9.7
Switzerland	7.5
Germany	7.3
Spain	6.2
Australia	5.1
Netherlands	4.0
Sweden	2.7
Norway	2.7
Hong Kong	2.3
Italy	2.0
Austria	1.3
Singapore	1.3
Belgium	1.0
Other (each less than 1%)	1.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254842
Shareholder Report [Line Items]
Fund Name	GMO Systematic Investment Grade Credit ETF
Trading Symbol	INVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of June 4, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$2	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period June 4, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.25%	[4]
Expenses Short Period Footnote [Text Block]	For the period June 4, 2025 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The GMO Systematic Investment Grade Credit ETF returned +2.09% (net) at net asset value (NAV) for the period from commencement of operations on June 4, 2025, until the end of the fiscal year on June 30, 2025, as compared with +2.03% for the Bloomberg U.S. Corporate Index.

Investment grade corporate credit posted positive excess returns of +0.17% for the period, along with positive total returns of +2.03%, supported by the decline in yields.

Relative to the Bloomberg U.S. Corporate Index, credit selection was additive while sector allocation detracted from performance. Credit selection was strongest in the Communications and Consumer Cyclicals sectors, while holdings within the Insurance sector underperformed. From a sector allocation standpoint, overweight Communications and underweight Insurance both had a negative impact on relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO Systematic Investment Grade Credit ETF at NAV	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Corporate Index
06/04/2025	$10,000	$10,000	$10,000
06/2025	$10,209	$10,183	$10,203

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	Since 6/4/2025 (commencement of operations)Footnote Reference*
GMO Systematic Investment Grade Credit ETF at NAV	2.09%
Bloomberg U.S. Aggregate Index	1.83%
Bloomberg U.S. Corporate Index	2.03%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on June 4, 2025.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's expense ratio of 0.25% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Performance Inception Date	Jun. 04, 2025
AssetsNet	$ 6,380,804
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,114
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,380,804
Number of Portfolio Holdings	127
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$1,114

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	15.7
Banks	12.1
Capital Goods	10.1
Food, Beverage & Tobacco	8.4
Health Care Equipment & Services	7.4
Media & Entertainment	6.5
Utilities	5.6
Energy	5.3
Commercial & Professional Services	5.0
Software & Services	4.9
Consumer Durables & Apparel	3.2
Equity Real Estate Investment Trusts (REITs)	2.7
Consumer Staples Distribution & Retail	2.6
Semiconductors & Semiconductor Equipment	1.9
Automobiles & Components	1.8
Insurance	1.7
Telecommunication Services	1.4
Technology Hardware & Equipment	1.1
Other (less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference**

% of Investments

United States	81.7
Canada	9.8
United Kingdom	5.4
Australia	1.6
Belgium	1.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000246461
Shareholder Report [Line Items]
Fund Name	GMO U.S. Quality ETF
Trading Symbol	QLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

The GMO U.S. Quality ETF returned +11.16% (net) at net asset value (NAV) for the fiscal year ended June 30, 2025, as compared with +15.16% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Energy (underweight) and Information Technology (overweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Information Technology helped returns. Consumer Staples and Communication Services detracted from returns. Sector allocation was more significant than stock selection within sector.

Oracle, Broadcom, and GE Aerospace made the largest positive impact while Constellation Brands, UnitedHealth Group, and Elevance Health detracted.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Quality ETF at NAV	S&P 500 Index
11/2023	$10,000	$10,000
11/2023	$10,322	$10,368
12/2023	$10,665	$10,839
01/2024	$10,997	$11,021
02/2024	$11,632	$11,610
03/2024	$11,921	$11,983
04/2024	$11,523	$11,494
05/2024	$11,882	$12,064
06/2024	$12,462	$12,497
07/2024	$12,513	$12,649
08/2024	$12,879	$12,956
09/2024	$13,117	$13,232
10/2024	$12,701	$13,112
11/2024	$13,247	$13,882
12/2024	$12,917	$13,551
01/2025	$13,545	$13,928
02/2025	$13,367	$13,747
03/2025	$12,634	$12,972
04/2025	$12,477	$12,884
05/2025	$13,106	$13,695
06/2025	$13,853	$14,392

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	Since 11/14/2023 (commencement of operations)Footnote Reference*
GMO U.S. Quality ETF at NAV	11.16%	22.15%
S&P 500 Index	15.16%	25.04%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on November 14, 2023.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The Fund's expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated November 1, 2024.

Performance Inception Date	Nov. 14, 2023
AssetsNet	$ 2,010,274,305
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 7,086,797
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,010,274,305
Number of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid, Net	$7,086,797

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	19.8
Semiconductors & Semiconductor Equipment	15.4
Health Care Equipment & Services	12.6
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Media & Entertainment	9.1
Food, Beverage & Tobacco	6.5
Consumer Services	5.4
Banks	4.4
Consumer Discretionary Distribution & Retail	3.8
Technology Hardware & Equipment	3.8
Financial Services	3.5
Household & Personal Products	2.9
Capital Goods	2.0
Transportation	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000254843
Shareholder Report [Line Items]
Fund Name	GMO U.S. Value ETF
Trading Symbol	GMOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GMO U.S. Value ETF for the period of October 29, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$34	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.50%	[5]
Expenses Short Period Footnote [Text Block]	For the period October 29, 2024 (commencement of operations) through June 30, 2025. The costs would have been higher had the Fund operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although Grantham, Mayo, Van Otterloo & Co. LLC (GMO) does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

The GMO U.S. Value ETF returned +1.78% (net) at net asset value (NAV) for the period from commencement of operations on October 29, 2024, until the end of the fiscal year on June 30, 2025, as compared with +3.07% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by deep value stock selection within Consumer Staples and Industrials. Overweight positioning in Health Care and Consumer Discretionary also detracted.

A notable area for value added in the period included a mix of overweight allocation and stock selection in Financials.

The views expressed herein are exclusively those of GMO as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Line Graph [Table Text Block]

Fund Performance

Change in Value of a $10,000 Investment

	GMO U.S. Value ETF at NAV	MSCI USA Index	MSCI USA Value (Gross) Index
10/29/2024	$10,000	$10,000	$10,000
10/2024	$9,815	$9,803	$9,870
11/2024	$10,427	$10,416	$10,407
12/2024	$9,801	$10,151	$9,683
01/2025	$10,236	$10,460	$10,116
02/2025	$10,189	$10,296	$10,213
03/2025	$9,887	$9,693	$9,965
04/2025	$9,483	$9,644	$9,612
05/2025	$9,700	$10,266	$9,867
06/2025	$10,178	$10,794	$10,307

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	Since 10/29/2024 (commencement of operations)Footnote Reference*
GMO U.S. Value ETF at NAV	1.78%
MSCI USA Index	7.94%
MSCI USA Value (Gross) Index	3.07%
Footnote	Description
Footnote*	The NAV returns are calculated using the start of day values on October 29, 2024.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The Fund's expense ratio of 0.50% is equal to the Total annual Fund operating expense as set forth in the Fund's most recent Prospectus dated October 28, 2024.

Performance Inception Date	Oct. 29, 2024
AssetsNet	$ 52,547,064
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 125,735
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$52,547,064
Number of Portfolio Holdings	164
Portfolio Turnover Rate	53%
Total Advisory Fees Paid, Net	$125,735

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.2
Banks	11.5
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	8.4
Media & Entertainment	8.3
Health Care Equipment & Services	7.5
Technology Hardware & Equipment	5.2
Capital Goods	4.1
Consumer Durables & Apparel	3.8
Semiconductors & Semiconductor Equipment	3.6
Automobiles & Components	3.4
Telecommunication Services	2.9
Consumer Discretionary Distribution & Retail	2.8
Insurance	2.8
Food, Beverage & Tobacco	2.7
Equity Real Estate Investment Trusts (REITs)	2.0
Consumer Staples Distribution & Retail	2.0
Transportation	2.0
Materials	1.4
Software & Services	1.2
Other (less than 1%)	1.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.